Subsidiary guarantee information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed consolidating statements of operations
Interest and dividend income	SFr 19,341	SFr 19,061	SFr 19,556
Interest expense	(10,042)	(10,027)	(11,441)
Net interest income	9,299	9,034	8,115
Commissions and fees	12,044	13,051	13,226
Trading revenues	1,340	2,026	2,739
Other revenues	1,114	2,131	1,776
Net revenues	23,797	26,242	25,856
Provision for credit losses	324	186	167
Compensation and benefits	11,546	11,334	11,256
General and administrative expenses	8,574	9,534	8,587
Commission expenses	1,623	1,561	1,738
Goodwill impairment	3,797	0	12
Restructuring expenses	355
Total other operating expenses	14,349	11,095	10,337
Total operating expenses	25,895	22,429	21,593
Income tax expense	523	1,405	1,276
Income/(loss) from continuing operations	(2,945)	2,222	2,820
Income/(loss) from discontinued operations, net of tax	0	102	145
Net income/(loss)	(2,945)	2,324	2,965
Net income/(loss) attributable to noncontrolling interests	(1)	449	639
Net income/(loss) attributable to shareholders	(2,944)	1,875	2,326
of which from continuing operations	(2,944)	1,773	2,181
of which from discontinued operations	0	102	145
Income/(loss) from continuing operations before taxes	(2,422)	3,627	4,096
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations
Interest and dividend income	7,010	6,379	6,574
Interest expense	(4,285)	(3,885)	(3,946)
Net interest income	2,725	2,494	2,628
Commissions and fees	3,919	4,142	3,767
Trading revenues	(968)	137	(222)
Other revenues	476	1,386	1,361
Net revenues	6,152	8,159	7,534
Provision for credit losses	5	0	4
Compensation and benefits	3,805	3,510	3,380
General and administrative expenses	2,242	2,594	2,854
Commission expenses	276	253	227
Goodwill impairment	0		(9)
Restructuring expenses	193
Total other operating expenses	2,711	2,847	3,072
Total operating expenses	6,516	6,357	6,452
Income tax expense	(4)	710	123
Income/(loss) from continuing operations		1,092	955
Income/(loss) from discontinued operations, net of tax		0	66
Net income/(loss)	(365)	1,092	1,021
Net income/(loss) attributable to noncontrolling interests	(17)	406	575
Net income/(loss) attributable to shareholders	(348)	686	446
of which from continuing operations		686	380
of which from discontinued operations		0	66
Income/(loss) from continuing operations before taxes	(369)	1,802	1,078
Bank parent company and other subsidiaries | Includes eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	11,847	12,206	12,443
Interest expense	(5,705)	(6,023)	(7,361)
Net interest income	6,142	6,183	5,082
Commissions and fees	7,927	8,745	9,290
Trading revenues	2,266	1,653	2,977
Other revenues	724	849	431
Net revenues	17,059	17,430	17,780
Provision for credit losses	271	125	89
Compensation and benefits	7,718	7,872	7,807
General and administrative expenses	6,372	6,979	5,788
Commission expenses	1,338	1,295	1,499
Goodwill impairment	3,797		21
Restructuring expenses	132
Total other operating expenses	11,639	8,274	7,308
Total operating expenses	19,357	16,146	15,115
Income tax expense	443	589	1,047
Income/(loss) from continuing operations		570	1,529
Income/(loss) from discontinued operations, net of tax		102	79
Net income/(loss)	(3,012)	672	1,608
Net income/(loss) attributable to noncontrolling interests	10	39	94
Net income/(loss) attributable to shareholders	(3,022)	633	1,514
of which from continuing operations		531	1,435
of which from discontinued operations		102	79
Income/(loss) from continuing operations before taxes	(2,569)	1,159	2,576
Bank
Condensed consolidating statements of operations
Interest and dividend income	18,857	18,585	19,017
Interest expense	(9,990)	(9,908)	(11,307)
Net interest income	8,867	8,677	7,710
Commissions and fees	11,846	12,887	13,057
Trading revenues	1,298	1,790	2,755
Other revenues	1,200	2,235	1,792
Net revenues	23,211	25,589	25,314
Provision for credit losses	276	125	93
Compensation and benefits	11,523	11,382	11,187
General and administrative expenses	8,614	9,573	8,642
Commission expenses	1,614	1,548	1,726
Goodwill impairment	3,797	0	12
Restructuring expenses	325
Total other operating expenses	14,350	11,121	10,380
Total operating expenses	25,873	22,503	21,567
Income tax expense	439	1,299	1,170
Income/(loss) from continuing operations	(3,377)	1,662	2,484
Income/(loss) from discontinued operations, net of tax	0	102	145
Net income/(loss)	(3,377)	1,764	2,629
Net income/(loss) attributable to noncontrolling interests	(7)	445	669
Net income/(loss) attributable to shareholders	(3,370)	1,319	1,960
of which from continuing operations	(3,370)	1,217	1,815
of which from discontinued operations	0	102	145
Income/(loss) from continuing operations before taxes	(2,938)	2,961	3,654
Group parent company
Condensed consolidating statements of operations
Interest and dividend income	277	228	62
Interest expense	(330)	(316)	(60)
Net interest income	(53)	(88)	2
Commissions and fees	18	7	4
Trading revenues	28	159	(23)
Other revenues	(2,969)	1,750	2,288
Net revenues	(2,976)	1,828	2,271
Provision for credit losses	0	0	0
Compensation and benefits	76	53	59
General and administrative expenses	(110)	(101)	(135)
Commission expenses	1	0	1
Goodwill impairment	0		0
Restructuring expenses	0
Total other operating expenses	(109)	(101)	(134)
Total operating expenses	(33)	(48)	(75)
Income tax expense	1	1	20
Income/(loss) from continuing operations		1,875	2,326
Income/(loss) from discontinued operations, net of tax		0	0
Net income/(loss)	(2,944)	1,875	2,326
Net income/(loss) attributable to noncontrolling interests	0	0	0
Net income/(loss) attributable to shareholders	(2,944)	1,875	2,326
of which from continuing operations		1,875	2,326
of which from discontinued operations		0	0
Income/(loss) from continuing operations before taxes	(2,943)	1,876	2,346
Other Group subsidiaries | Includes eliminations and consolidation adjustments
Condensed consolidating statements of operations
Interest and dividend income	207	248	477
Interest expense	278	197	(74)
Net interest income	485	445	403
Commissions and fees	180	157	165
Trading revenues	14	77	7
Other revenues	2,883	(1,854)	(2,304)
Net revenues	3,562	(1,175)	(1,729)
Provision for credit losses	48	61	74
Compensation and benefits	(53)	(101)	10
General and administrative expenses	70	62	80
Commission expenses	8	13	11
Goodwill impairment	0		0
Restructuring expenses	30
Total other operating expenses	108	75	91
Total operating expenses	55	(26)	101
Income tax expense	83	105	86
Income/(loss) from continuing operations		(1,315)	(1,990)
Income/(loss) from discontinued operations, net of tax		0	0
Net income/(loss)	3,376	(1,315)	(1,990)
Net income/(loss) attributable to noncontrolling interests	6	4	(30)
Net income/(loss) attributable to shareholders	3,370	(1,319)	(1,960)
of which from continuing operations		(1,319)	(1,960)
of which from discontinued operations		0	0
Income/(loss) from continuing operations before taxes	SFr 3,459	SFr (1,210)	SFr (1,904)